Investment Property (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
As of January	$ 6,253,827	$ 6,838,002
Additions	17,588	11,036
Divestitures		(2,563)
Depreciation	(38,007)	(41,055)
Conversion effect (depreciation)	(436,040)	(583,926)
Conversion effect	27,991	32,333
As of December	5,825,359	6,253,827
Investment Property Land [Member]
As of January	4,729,639	5,097,142
Additions	0	0
Divestitures		(2,563)
Depreciation	0	0
Conversion effect (depreciation)	(270,804)	(364,940)
Conversion effect	0	0
As of December	4,458,835	4,729,639
Investment Property Buildings [Member]
As of January	1,524,188	1,740,860
Additions	17,588	11,036
Divestitures		0
Depreciation	(38,007)	(41,055)
Conversion effect (depreciation)	(165,236)	(218,986)
Conversion effect	27,991	32,333
As of December	1,366,524	1,524,188
Gross carrying amount [member]
As of January	7,009,114	7,584,567
As of December	6,590,662	7,009,114
Gross carrying amount [member] | Investment Property Land [Member]
As of January	4,729,639	5,097,142
As of December	4,458,835	4,729,639
Gross carrying amount [member] | Investment Property Buildings [Member]
As of January	2,279,475	2,487,425
As of December	2,131,827	2,279,475
Accumulated depreciation and amortisation [member]
As of January	(755,287)	(746,565)
As of December	(765,303)	(755,287)
Accumulated depreciation and amortisation [member] | Investment Property Land [Member]
As of January	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Investment Property Buildings [Member]
As of January	(755,287)	(746,565)
As of December	$ (765,303)	$ (755,287)